As filed with the Securities and Exchange Commission on January 5, 2018

Securities Act File No. 333-89389

Investment Company Act File No. 811-09637

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 57	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58	☒

(Check appropriate box or boxes)

BLACKROCK LARGE CAP SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Large Cap Series Funds, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Frank P. Bruno, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On January 25, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Master Large Cap Series LLC has also executed this Registration Statement.

Explanatory Note

This Post-Effective Amendment No. 57 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 58 under the Investment Company Act of 1940, as amended (the “1940 Act”)), to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Large Cap Series Funds, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 25, 2018, the effectiveness of the registration statement for BlackRock Advantage Large Cap Value Fund and BlackRock Advantage Large Cap Core Fund (the “Funds”), filed in Post-Effective Amendment No. 53 on November 7, 2017, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 57 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Large Cap Series Funds, Inc. (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 5 day of January, 2018.

BLACKROCK LARGE CAP SERIES FUNDS, INC., on behalf of BlackRock Advantage Large Cap Value Fund and BlackRock Advantage Large Cap Core Fund

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	Director, President and Chief Executive Officer (Principal Executive Officer)	January 5, 2018
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	January 5, 2018
Neal J. Andrews

Susan J. Carter*	Director
Susan J. Carter

Collette Chilton*	Director
Collette Chilton

Neil A. Cotty*	Director
Neil A. Cotty

Rodney D. Johnson*	Director
Rodney D. Johnson

Cynthia A. Montgomery*	Director
Cynthia A. Montgomery

Joseph P. Platt*	Director
Joseph P. Platt

Robert C. Robb, Jr.*	Director
Robert C. Robb, Jr.

Mark Stalnecker*	Director
Mark Stalnecker

	Kenneth L. Urish*	Director
Kenneth L. Urish

	Claire A. Walton*	Director
Claire A. Walton

	Frederick W. Winter*	Director
Frederick W. Winter

	Barbara G. Novick*	Director
Barbara G. Novick

*By:	/s/ Benjamin Archibald		January 5, 2018
Benjamin Archibald (Attorney-In-Fact)

SIGNATURES

Master Advantage Large Cap Series LLC has duly caused this Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of BlackRock Large Cap Series Funds, Inc. (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on January 5, 2018.

MASTER LARGE CAP SERIES LLC (REGISTRANT) ON BEHALF OF MASTER ADVANTAGE LARGE CAP VALUE PORTFOLIO AND MASTER ADVANTAGE LARGE CAP CORE PORTFOLIO

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, President and Chief Executive Officer (Principal Executive Officer)	January 5, 2018

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	January 5, 2018

SUSAN J. CARTER* (Susan J. Carter)	Director

COLLETTE CHILTON* (Collette Chilton)	Director

NEIL A. COTTY* (Neil A. Cotty)	Director

RODNEY D. JOHNSON* (Rodney D. Johnson)	Director

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

JOSEPH P. PLATT* (Joseph P. Platt)	Director

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Director

MARK STALNECKER* (Mark Stalnecker)	Director

KENNETH L. URISH* (Kenneth L. Urish)	Director

CLAIRE A. WALTON* (Claire A. Walton)	Director

FREDERICK W. WINTER* (Frederick W. Winter)	Director

BARBARA G. NOVICK* (Barbara G. Novick)	Director

*By:	/s/ BENJAMIN ARCHIBALD	January 5, 2018
(Benjamin Archibald, Attorney-in-Fact)